Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,095,956.40
Total Fee Amount	1,394.25
Total Offset Amount	0.00
Net Fee	$ 1,394.25
Offering Table N/A
Offset Table N/A	N/A